Selected FUNDS

Selected Funds

Selected American Shares
Selected International Fund

March 31, 2022

Selecting Quality Companies for the Long Term™

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2022 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (98.37%)
COMMUNICATION SERVICES – (13.61%)
Media & Entertainment – (13.02%)
Alphabet Inc., Class A *	31,024	$86,288,602
Alphabet Inc., Class C *	19,185	53,583,513
ASAC II L.P. *(a)(b)	1,174,606	1,193,517
IAC/InterActiveCorp *	188,070	18,859,660
Liberty TripAdvisor Holdings, Inc., Series A *	45,573	93,425
Meta Platforms, Inc., Class A *	326,178	72,528,940
Vimeo, Inc. *	317,718	3,774,490
		236,322,147
Telecommunication Services – (0.59%)
Liberty Global plc, Series C *	417,450	10,816,129
Total Communication Services		247,138,276
CONSUMER DISCRETIONARY – (9.84%)
Retailing – (9.84%)
Alibaba Group Holding Ltd., ADR (China)*	162,800	17,712,640
Amazon.com, Inc. *	29,226	95,275,298
Coupang, Inc., Class A (South Korea)*	799,679	14,138,325
JD.com, Inc., Class A, ADR (China)*	513,001	29,687,368
Naspers Ltd. - N (South Africa)	22,372	2,526,745
Prosus N.V., Class N (Netherlands)	329,309	17,758,914
Vroom, Inc. *	544,420	1,448,157
Total Consumer Discretionary		178,547,447
CONSUMER STAPLES – (1.22%)
Food & Staples Retailing – (0.01%)
Missfresh Ltd., Class B, ADS (China)*	133,690	120,883
Food, Beverage & Tobacco – (1.21%)
Darling Ingredients Inc. *	273,580	21,990,360
Total Consumer Staples		22,111,243
FINANCIALS – (47.47%)
Banks – (20.52%)
Danske Bank A/S (Denmark)	1,559,360	25,940,078
DBS Group Holdings Ltd. (Singapore)	2,391,584	62,664,768
JPMorgan Chase & Co.	472,316	64,386,117
U.S. Bancorp	1,358,120	72,184,078
Wells Fargo & Co.	3,040,380	147,336,815
		372,511,856
Diversified Financials – (20.70%)
Capital Markets – (3.78%)
Bank of New York Mellon Corp.	1,384,415	68,708,516
Consumer Finance – (8.41%)
American Express Co.	112,628	21,061,436
Capital One Financial Corp.	1,002,695	131,643,827
		152,705,263
Diversified Financial Services – (8.51%)
Berkshire Hathaway Inc., Class A *	292	154,444,932
		375,858,711
Insurance – (6.25%)
Life & Health Insurance – (3.41%)
AIA Group Ltd. (Hong Kong)	3,536,680	36,929,579

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Life & Health Insurance – (Continued)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,575,000	$24,993,055
		61,922,634
Property & Casualty Insurance – (2.84%)
Chubb Ltd.	141,641	30,297,010
Loews Corp.	188,694	12,231,145
Markel Corp. *	6,098	8,996,013
		51,524,168
		113,446,802
	Total Financials	861,817,369
HEALTH CARE – (7.59%)
Health Care Equipment & Services – (4.92%)
Cigna Corp.	277,580	66,510,944
Quest Diagnostics Inc.	165,970	22,714,654
		89,225,598
Pharmaceuticals, Biotechnology & Life Sciences – (2.67%)
Viatris Inc.	4,458,130	48,504,455
	Total Health Care	137,730,053
INDUSTRIALS – (0.80%)
Capital Goods – (0.08%)
Orascom Construction PLC (United Arab Emirates)	346,251	1,454,399
Transportation – (0.72%)
DiDi Global Inc., Class A, ADS (China)*	5,250,460	13,126,150
	Total Industrials	14,580,549
INFORMATION TECHNOLOGY – (16.48%)
Semiconductors & Semiconductor Equipment – (14.98%)
Applied Materials, Inc.	992,350	130,791,730
Intel Corp.	1,507,360	74,704,761
Texas Instruments Inc.	362,343	66,482,694
		271,979,185
Software & Services – (1.50%)
Microsoft Corp.	88,390	27,251,521
	Total Information Technology	299,230,706
MATERIALS – (1.36%)
Teck Resources Ltd., Class B (Canada)	613,360	24,773,610
	Total Materials	24,773,610
TOTAL COMMON STOCK – (Identified cost $986,009,909)		1,785,929,253
PREFERRED STOCK – (0.69%)
CONSUMER DISCRETIONARY – (0.69%)
Retailing – (0.69%)
Chengxin Technology, Inc., Series A-1 (China)*(a)(b)	1,597,009	10,779,811
Full Trillion Development Ltd., Class A (China)*(a)(b)	252,991	1,707,689
	Total Consumer Discretionary	12,487,500
TOTAL PREFERRED STOCK – (Identified cost $18,500,000)		12,487,500

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2022 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (0.91%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.30%, 04/01/22, dated 03/31/22, repurchase value of $4,481,037 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 10/06/22-03/15/57, total market value $4,570,620)	$4,481,000	$4,481,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.29%, 04/01/22, dated 03/31/22, repurchase value of $12,074,097 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.22%-4.50%, 12/01/26-03/01/52, total market value $12,315,480)	12,074,000	12,074,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,555,000)	16,555,000
	Total Investments – (99.97%) – (Identified cost $1,021,064,909)		1,814,971,753
	Other Assets Less Liabilities – (0.03%)		539,971
		Net Assets – (100.00%)	$1,815,511,724

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $13,681,017 or 0.75% of the Fund's net assets as of March 31, 2022.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (98.64%)
COMMUNICATION SERVICES – (4.12%)
Media & Entertainment – (4.12%)
Baidu, Inc., Class A, ADR (China)*	9,737	$1,288,205
Fang Holdings Ltd., Class A, ADR (China)*	4,070	14,367
iQIYI, Inc., Class A, ADR (China)*	160,740	729,760
	Total Communication Services	2,032,332
CONSUMER DISCRETIONARY – (24.17%)
Consumer Durables & Apparel – (3.38%)
Fila Holdings Corp. (South Korea)	64,809	1,667,503
Retailing – (20.79%)
Alibaba Group Holding Ltd., ADR (China)*	19,200	2,088,960
Coupang, Inc., Class A (South Korea)*	23,940	423,259
JD.com, Inc., Class A, ADR (China)*	56,115	3,247,375
Meituan, Class B (China)*	99,687	1,888,464
Naspers Ltd. - N (South Africa)	13,044	1,473,220
Prosus N.V., Class N (Netherlands)	21,014	1,133,239
		10,254,517
	Total Consumer Discretionary	11,922,020
FINANCIALS – (47.10%)
Banks – (28.12%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	86,360	3,098,597
Danske Bank A/S (Denmark)	241,572	4,018,569
DBS Group Holdings Ltd. (Singapore)	183,420	4,806,008
DNB Bank ASA (Norway)	78,894	1,783,709
Metro Bank PLC (United Kingdom)*	138,430	162,131
		13,869,014
Diversified Financials – (6.39%)
Capital Markets – (6.39%)
Julius Baer Group Ltd. (Switzerland)	42,540	2,462,831
Noah Holdings Ltd., Class A, ADS (China)*	29,384	691,406
		3,154,237
Insurance – (12.59%)
Life & Health Insurance – (12.59%)
AIA Group Ltd. (Hong Kong)	322,740	3,370,011
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	406,000	2,838,372
		6,208,383
	Total Financials	23,231,634
INDUSTRIALS – (2.69%)
Commercial & Professional Services – (0.53%)
China Index Holdings Ltd., Class A, ADR (China)*	237,202	260,922
Transportation – (2.16%)
DiDi Global Inc., Class A, ADS (China)*	425,740	1,064,350
	Total Industrials	1,325,272
INFORMATION TECHNOLOGY – (19.01%)
Semiconductors & Semiconductor Equipment – (5.77%)
Tokyo Electron Ltd. (Japan)	5,540	2,845,128
Technology Hardware & Equipment – (13.24%)
Hollysys Automation Technologies Ltd. (China)*	205,510	3,281,995

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2022 (Unaudited)

		Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (Continued)
	Samsung Electronics Co., Ltd. (South Korea)	56,750	$3,247,403
			6,529,398
		Total Information Technology	9,374,526
MATERIALS – (1.55%)
	Teck Resources Ltd., Class B (Canada)	18,940	764,987
		Total Materials	764,987
	TOTAL COMMON STOCK – (Identified cost $49,113,290)		48,650,771
	Total Investments – (98.64%) – (Identified cost $49,113,290)		48,650,771
	Other Assets Less Liabilities – (1.36%)		671,597
	Net Assets – (100.00%)		$49,322,368

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2022 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2022 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$245,944,759	$2,032,332
Consumer Discretionary	158,261,788	5,759,594
Consumer Staples	22,111,243	–
Financials	711,289,889	3,790,003
Health Care	137,730,053	–
Industrials	13,126,150	1,325,272
Information Technology	299,230,706	3,281,995
Materials	24,773,610	764,987
Total Level 1	1,612,468,198	16,954,183
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	20,285,659	6,162,426
Financials	150,527,480	19,441,631
Industrials	1,454,399	–
Information Technology	–	6,092,531
Short-Term Investments	16,555,000	–
Total Level 2	188,822,538	31,696,588
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,193,517	–
Preferred Stock:
Consumer Discretionary	12,487,500	–
Total Level 3	13,681,017	–
Total Investments	$1,814,971,753	$48,650,771

*Includes certain securities trading primarily outside the U.S. whose value the Funds adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2022 was $(1,387,500) for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2022	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance March 31, 2022
Selected American Shares
Investments in Securities:
Common Stock	$1,193,517	$–	$–	$–	$–	$–	$1,193,517
Preferred Stock	13,875,000	–	(1,387,500)	–	–	–	12,487,500
Total Level 3	$15,068,517	$–	$(1,387,500)	$–	$–	$–	$13,681,017

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2022 (Unaudited)

            Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	March 31, 2022	Technique	Input	Amount	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,193,517	Discounted Cash Flow	Annualized Yield	1.726%	Decrease

Preferred Stock	12,487,500	Market Approach	Adjusted Transaction Price	$6.75	Increase

Total Level 3	$13,681,017

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price input is attributable to private securities and includes assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$1,024,853,841	$50,763,298
Unrealized appreciation	913,970,722	7,688,648
Unrealized depreciation	(123,852,810)	(9,801,175)
Net unrealized appreciation (depreciation)	$790,117,912	$(2,112,527)